Unaudited Condensed Consolidated Statements of Convertible Redeemable Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands		Total	Nogin Inc [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Common Stock [Member]	Common Stock [Member] Nogin Inc [Member]	Common Stock [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Nogin Inc [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Treasury Stock [Member]	Treasury Stock [Member] Nogin Inc [Member]	Treasury Stock [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Nogin Inc [Member]	Accumulated Deficit [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Class A Redeemable Convertible Preferred Stock [Member] Convertible Redeemable Preferred Stock [Member]	Class A Redeemable Convertible Preferred Stock [Member] Convertible Redeemable Preferred Stock [Member] Nogin Inc [Member]	Class B Redeemable Convertible Preferred Stock [Member] Convertible Redeemable Preferred Stock [Member]	Class B Redeemable Convertible Preferred Stock [Member] Convertible Redeemable Preferred Stock [Member] Nogin Inc [Member]
Beginning Balance at Dec. 31, 2018			$ (12,158)			$ 1			$ 4,282			$ (1,280)			$ (15,161)			$ 4,687		$ 6,502
Beginning Balance, Shares at Dec. 31, 2018						9,152,060												2,042,483		1,459,462
Beginning Balance, as adjusted, shares at Dec. 31, 2018						39,720,474												8,864,495		6,334,150
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance at Dec. 31, 2018			(12,158)			$ 4			4,279			(1,280)			(15,161)
Beginning Balance, as adjusted at Dec. 31, 2018																		$ 4,687		$ 6,502
Retroactive application of reverse recapitalization, shares						30,568,414												6,822,012		4,874,688
Retroactive application of reverse recapitalization						$ 3			(3)
Net income (loss)			0
Repurchase of common stock			(50)						(104)			(50)			104
Repurchase of common stock, Shares						(98,528)
Ending Balance, as adjusted, shares at Dec. 31, 2019						39,621,946												8,864,495		6,334,150
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance at Dec. 31, 2019			(12,208)			$ 4			4,175			(1,330)			(15,057)
Beginning Balance, as adjusted at Dec. 31, 2019																		$ 4,687		$ 6,502
Stock-based compensation			130						130
Net income (loss)			(1,140)												(1,140)
Ending Balance at Dec. 31, 2020		$ (13,218)	(13,218)		$ 1			$ 4,308			$ (1,330)			$ (16,197)			$ 4,687		$ 6,502
Ending Balance, Shares at Dec. 31, 2020					9,129,358												2,042,483		1,459,462
Ending Balance, as adjusted, shares at Dec. 31, 2020					39,621,946	39,621,946											8,864,495	8,864,495	6,334,150	6,334,150
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance at Dec. 31, 2020			(13,218)	$ (13,218)		$ 4	$ 4		4,305	$ 4,305		(1,330)	$ (1,330)		(16,197)	$ (16,197)
Beginning Balance, as adjusted at Dec. 31, 2020																	$ 4,687	$ 4,687	$ 6,502	$ 6,502
Retroactive application of reverse recapitalization, shares					30,492,588												6,822,012		4,874,688
Retroactive application of reverse recapitalization					$ 3			(3)
Net income (loss)		(1,494)												(1,494)
Ending Balance at Mar. 31, 2021		(14,712)			$ 4			4,305			(1,330)			(17,691)			$ 4,687		$ 6,502
Ending Balance, Shares at Mar. 31, 2021					39,621,946												8,864,495		6,334,150
Beginning Balance at Dec. 31, 2020		(13,218)	(13,218)		$ 1			4,308			(1,330)			(16,197)			$ 4,687		$ 6,502
Beginning Balance, Shares at Dec. 31, 2020					9,129,358												2,042,483		1,459,462
Beginning Balance, as adjusted, shares at Dec. 31, 2020					39,621,946	39,621,946											8,864,495	8,864,495	6,334,150	6,334,150
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance at Dec. 31, 2020			(13,218)	(13,218)		$ 4	4		4,305	4,305		(1,330)	(1,330)		(16,197)	(16,197)
Beginning Balance, as adjusted at Dec. 31, 2020																	$ 4,687	$ 4,687	$ 6,502	$ 6,502
Net income (loss)		2,074
Ending Balance at Sep. 30, 2021		(11,096)			$ 4			4,353			(1,330)			(14,123)			$ 4,687		$ 6,502
Ending Balance, Shares at Sep. 30, 2021					39,621,946												8,864,495		6,334,150
Beginning Balance at Dec. 31, 2020		(13,218)	(13,218)		$ 1			4,308			(1,330)			(16,197)			$ 4,687		$ 6,502
Beginning Balance, Shares at Dec. 31, 2020					9,129,358												2,042,483		1,459,462
Beginning Balance, as adjusted, shares at Dec. 31, 2020					39,621,946	39,621,946											8,864,495	8,864,495	6,334,150	6,334,150
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance at Dec. 31, 2020			(13,218)	(13,218)		$ 4	4		4,305	4,305		(1,330)	(1,330)		(16,197)	(16,197)
Beginning Balance, as adjusted at Dec. 31, 2020																	$ 4,687	$ 4,687	$ 6,502	$ 6,502
Stock-based compensation			53						53
Net income (loss)			(65)												(65)
Ending Balance at Dec. 31, 2021		(13,230)	(13,230)		$ 1			4,361			(1,330)			(16,262)			$ 4,687		$ 6,502
Ending Balance, Shares at Dec. 31, 2021					9,129,358												2,042,483		1,459,462
Ending Balance, as adjusted, shares at Dec. 31, 2021					39,621,946	39,621,946											8,864,495	8,864,495	6,334,150	6,334,150
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance at Dec. 31, 2021			(13,230)	(13,230)		$ 4	4		4,358	4,358		(1,330)	(1,330)		(16,262)	(16,262)
Beginning Balance, as adjusted at Dec. 31, 2021																	$ 4,687	$ 4,687	$ 6,502	$ 6,502
Beginning Balance at Mar. 31, 2021		(14,712)			$ 4			4,305			(1,330)			(17,691)			$ 4,687		$ 6,502
Beginning Balance, Shares at Mar. 31, 2021					39,621,946												8,864,495		6,334,150
Stock-based compensation		32						32
Net income (loss)		3,819												3,819
Ending Balance at Jun. 30, 2021		(10,861)			$ 4			4,337			(1,330)			(13,872)			$ 4,687		$ 6,502
Ending Balance, Shares at Jun. 30, 2021					39,621,946												8,864,495		6,334,150
Stock-based compensation		16						16
Net income (loss)		(251)												(251)
Ending Balance at Sep. 30, 2021		(11,096)			$ 4			4,353			(1,330)			(14,123)			$ 4,687		$ 6,502
Ending Balance, Shares at Sep. 30, 2021					39,621,946												8,864,495		6,334,150
Beginning Balance at Dec. 31, 2021		(13,230)	(13,230)		$ 1			4,361			(1,330)			(16,262)			$ 4,687		$ 6,502
Beginning Balance, Shares at Dec. 31, 2021					9,129,358												2,042,483		1,459,462
Retroactive application of reverse recapitalization, shares	[1]				30,492,588												6,822,012		4,874,688
Retroactive application of reverse recapitalization	[1]				$ 3			(3)
Stock-based compensation		58						58
Net income (loss)		(9,942)												(9,942)
Ending Balance at Mar. 31, 2022		(23,114)			$ 4			4,416			(1,330)			(26,204)			$ 4,687		$ 6,502
Ending Balance, Shares at Mar. 31, 2022					39,621,946												8,864,495		6,334,150
Beginning Balance at Dec. 31, 2021		(13,230)	(13,230)		$ 1			4,361			(1,330)			(16,262)			$ 4,687		$ 6,502
Beginning Balance, Shares at Dec. 31, 2021					9,129,358												2,042,483		1,459,462
Beginning Balance, as adjusted, shares at Dec. 31, 2021					39,621,946	39,621,946											8,864,495	8,864,495	6,334,150	6,334,150
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance at Dec. 31, 2021			$ (13,230)	$ (13,230)		$ 4	$ 4		$ 4,358	$ 4,358		$ (1,330)	$ (1,330)		$ (16,262)	$ (16,262)
Beginning Balance, as adjusted at Dec. 31, 2021																	$ 4,687	$ 4,687	$ 6,502	$ 6,502
Net settlement of liability classified warrants into common stock		1,706
Net income (loss)		(49,812)
Ending Balance at Sep. 30, 2022		(70,140)			$ 7			9,233						(79,380)
Ending Balance, Shares at Sep. 30, 2022					66,694,295
Beginning Balance at Mar. 31, 2022		(23,114)			$ 4			4,416			(1,330)			(26,204)			$ 4,687		$ 6,502
Beginning Balance, Shares at Mar. 31, 2022					39,621,946												8,864,495		6,334,150
Stock-based compensation		25						25
Warrant issuance		713						713
Net income (loss)		(10,973)												(10,973)
Ending Balance at Jun. 30, 2022		(33,349)			$ 4			5,154			(1,330)			(37,177)			$ 4,687		$ 6,502
Ending Balance, Shares at Jun. 30, 2022					39,621,946												8,864,495		6,334,150
Stock-based compensation		17						17
Net settlement of liability classified warrants into common stock, shares					202,680
Net settlement of liability classified warrants into common stock		1,706						1,706
Net settlement of equity classified warrants into common stock, shares					559,051
Exercise of stock options		84						84
Exercise of stock options, shares					199,147
Conversion of redeemable convertible preferred stock to common shares and cancellation of treasury shares, shares					15,198,645												(8,864,495)		(6,334,150)
Conversion of redeemable convertible preferred stock to common shares and cancellation of treasury shares		11,189			$ 2			9,857			$ 1,330						$ (4,687)		$ (6,502)
Reverse capitalization, net of transaction costs, shares					10,864,076
Reverse capitalization, net of transaction costs		(21,745)			$ 1			(8,439)						(13,307)
Equity classified warrants issued with PIPE convertible notes		366						366
Common stock issued to settle PIPE convertible note issuance costs, shares					48,750
Common stock issued to settle PIPE convertible note issuance costs		488						488
Net income (loss)		(28,896)												(28,896)
Ending Balance at Sep. 30, 2022		$ (70,140)			$ 7			$ 9,233						$ (79,380)
Ending Balance, Shares at Sep. 30, 2022					66,694,295

[1]	As part of the Business Combination (as disclosed in Note 1), all share information has been retrospectively adjusted using the exchange ratio stipulated by the Merger Agreement.